Property and Equipment,Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment,Net

5. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Electronic equipment	101,947	86,939
Software	18,656	18,656
Leasehold improvement	13,914	11,620
Furniture and office equipment	3,777	1,838
Total	138,294	119,053
Less: accumulated depreciation	(88,491)	(81,702)
Less: accumulated impairment loss	(17,508)	(5,338)
	32,295	32,013

Depreciation expenses were RMB64,756, RMB24,728 and RMB16,171 for the years ended December 31, 2021, 2022 and 2023, respectively. The Group had disposed certain impaired property and equipment for the years ended December 31, 2022 and 2023.